Financial Instruments (Effects of Derivatives on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities [Line Items]
Effect on underlying	$ 913	$ 546
Earnings (loss) effect of derivatives	(918)	(878)
Total effect on earnings	(359)	(740)
Cash Flow Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	(911)	(546)
Effect on underlying	913	546
Effect on earnings (Cash flow hedges)	2	1
Earnings (loss) effect of derivatives	(918)	(878)
Fair Value Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	(151)	3,863
Effect on underlying (Fair value hedges)	75	(3,939)
Effect on earnings (Fair value hedges)	(75)	(76)
Net Investment Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	4,871	5,192
Effect on hedging instrument (Net investment hedges)	4,022	5,192
Effect on underlying	(4,131)	(5,741)
Effect on earnings (Net investment hedges)	(109)	(549)
Earnings (loss) effect of derivatives	4,547	88
Economic Hedges [Member]
Derivative Instruments and Hedging Activities [Line Items]
Effect on hedging instrument	(2,720)	(2,198)
Effect on underlying (Economic hedges)	2,543	2,083
Earnings (loss) effect of derivatives	$ (177)	$ (116)